Cover	Oct. 12, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A (“Amendment”) amends the current report on Form 8-K filed by Malacca Straits Acquisition Company Limited (the “Company”) with the U.S. Securities and Exchange Commission on October 17, 2022 (the “Original Filing”). This Amendment is being provided solely to correct a clerical error which resulted in an incorrect document being filed as Exhibit 3.1 thereto. Exhibit 3.1 hereto supersedes and replaces in its entirety Exhibit 3.1 to the Original Filing. This Amendment contains only the Cover Page to this Form 8-K/A, this Explanatory Note, Item 9.01, the Signature Page and the correct Exhibit 3.1. This Amendment speaks as of the original filing date of the Original Filing and does not modify or update in any way disclosures made in the Original Filing other than to correct the exhibit.
Document Period End Date	Oct. 12, 2022
Entity File Number	001-39383
Entity Registrant Name	Malacca Straits Acquisition Co Ltd
Entity Central Index Key	0001807594
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 601-2
Entity Address, Address Line Two	St. George’s Building
Entity Address, City or Town	2 Ice House Street Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	21060888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	MLACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	MLAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	MLACW
Security Exchange Name	NASDAQ